Submission	Oct. 19, 2026
Submission [Line Items]
Central Index Key	0001995075
Registrant Name	Megan Holdings Ltd.
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A